UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Telemark Asset Management, LLC
Address:          One International Place, Suite 2401
                  Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
Signature, Place and Date of Signing  /s/ Brian C. Miley     Boston, Massachusetts   11/12/2009
                                      ---------------------  ---------------------   -------------
[Signature]                           Brian C. Miley, Chief  [City, State]            [Date]
                                      Financial Officer
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Report Type (Check only one.):

[ X]  13F HOLDINGS REPORT.
[  ]  13F NOTICE.
[  ]  13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  38 Data Records

Form 13F Information Table Value Total:  $80,292

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
                                                                                                                         Market
                                                                                                 Base      Price         Value
Asset Type      Instrument    Security Description                      CUSIP      Quantity      CCY       (Base         (Base)

Equity          ABX US        BARRICK GOLD CORP                         067901108    62,000       USD       37.90         2,350
Equity          ADI US        ANALOG DEVICES INC                        032654105    15,000       USD       27.58           414
Equity          AEM US        AGNICO-EAGLE MINES LTD                    008474108    52,000       USD       67.85         3,528
Equity          AMZN US       AMAZON COM INC.                           023135106    40,000       USD       93.36         3,734
Equity          ANV US        ALLIED NEVADA GOLD CORP                   019344100    20,000       USD        9.79           196
Equity          ARGN US       AMERIGON INC                              03070L300   385,300       USD        7.35         2,832
Equity          ARMH US       ARM HDS ADS                               042068106   400,000       USD        7.00         2,800
Equity          AMSML US      ASML HOLDING NV                           N07059186    60,000       USD       29.57         1,774
Equity          AU US         ANGLOGOLD ASHANTI LTD                     035128206    70,000       USD       40.76         2,853
Equity          CLH US        CLEAN HARCLEAN HRB                        184496107    80,000       USD       56.26         4,501
Equity          CNQ US        CANADIAN NATURAL RESOURCES LTD            136385101    60,000       USD       67.19         4,031
Equity          CPHD US       CEPHEID                                   15670R107    20,000       USD       13.22           264
Equity          CSCO US       CISCO SYSTEMS                             17275R102   135,000       USD       23.54         3,178
Equity          EGO US        ELDORADO GOLD CORP                        284902103   250,000       USD       11.40         2,850
Equity          F US          FORD MOTOR CO                             345370860 3,500,000       USD        7.21         2,524
Equity          FCX US        FREEPORT MCMORAN COPPER & GOLD INC        35671D857    25,000       USD       68.61         1,715
Equity          GDX US        MARKET VECTORS ETF TRUST                  57060U100    20,000       USD       45.29           906
Equity          GFI US        GOLD FIELDS LIMITED                       38059T106    90,000       USD       13.78         1,240
Equity          GG US         GLDCRP                                    380956409    80,000       USD       40.37         3,230
Equity          GLD US        SPDR GOLD TRUST GOLD SHARES NPV           78463V107    70,000       USD       98.85         6,920
Equity          HMSY US       HMS HOLDINGS CORP                         40425J101    30,000       USD       38.23         1,147
Equity          IIVI US       II VI INC                                 902104108    80,000       USD       25.44         2,035
Equity          KGC US        KINROSS GOLD CORP                         496902404   115,000       USD       21.70         2,496
Equity          MXIM US       MAXIM INTEGRATED PRODUCTS INC             57772K101    80,000       USD       18.14         1,451
Equity          NEM US        NEWMONT MINING CORP                       651639106    30,000       USD       44.02         1,321
Equity          OLN US        OLIN CORP                                 680665205    30,000       USD       17.44           523
Equity          OXY US        OCCIDENTAL PETROLEUM CORP                 674599105    15,000       USD       78.40         1,176
Equity          PBR US        PETROL BRASILEIROS                        71654V408    40,000       USD       45.90         1,836
Equity          PESI US       PERMA-FIX ENVIRONMENTAL SERVICES INC      714157104   450,000       USD        2.34         1,053
Equity          RBCN US       RUBICON TECHNOLOGY INC                    78112T107   243,190       USD       14.84         3,609
Equity          SU US         SUNCOR ENERGY INC                         867224107   125,000       USD       34.56         4,320
Equity          SUPX US       SUPERTEX INC                              868532102    35,000       USD       30.00         1,050
Equity          SWM US        SCHWEITZER MAUDUIT INTERNATIONAL INC      808541106    30,000       USD       54.36         1,631
Equity          SWN US        SOUTHWESTERN ENERGY CO                    845467109    20,000       USD       42.68           854
Equity          VECO US       VEECO INSTRUMENTS INC                     922417100   100,000       USD       23.32         2,332
Equity          XTO US        XTO ENERGY INC                            98385X106    30,000       USD       41.32         1,240
Options-Calls   EWJ US        ISHARES INC - MSCI JAPAN                  464286848     6,999       USD        0.40           280
Options-Calls   EWJ US        ISHARES INC - MSCI JAPAN                  464286848    10,000       USD        0.10           100

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